Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases
Schedule of minimum amounts receivable under non-cancellable leases

						Operating lease
	Finance lease contracts and hire purchase agreements					assets:
	Gross	Present value	Other	Future	Present	future minimum
	amounts	adjustments	movements	Drawdowns	value	lease rentals
Year in which receipt will occur	£m	£m	£m	£m	£m	£m
2017
Within 1 year	2,817	(203)	(96)	(70)	2,448	129
After 1 year but within 5 years	3,736	(261)	(94)	—	3,381	256
After 5 years	467	(112)	(27)	—	328	16

Total	7,020	(576)	(217)	(70)	6,157	401

2016
Within 1 year	111	(12)	(1)	—	98	—
After 1 year but within 5 years	170	(45)	(8)	—	117	—
After 5 years	228	(84)	(19)	—	125	—

Total	509	(141)	(28)	—	340	—

Schedule of additional information about leases

	2017	2016	2015
	£m	£m	£m
Nature of operating lease assets on the balance sheet
Transportation	280	—	—
Cars and light commercial vehicles	45	—	—
Other	271	—	—

	596	—	—

Amounts recognised as income and expense
Finance leases - contingent rental income	—	(3)	(3)
Operating leases - minimum rentals payable	80	97	78

Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	63	—	—

Schedule of residual value recoverable

	2017					2016
	Year in which residual value will be recovered					Year in which residual value will be recovered
		After 1 year	After 2 years				After 1 year	After 2 years
	Within 1	but within	but within	After 5		Within 1	but within	but within	After 5
	year	2 years	5 years	years	Total	year	2 years	5 years	years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating leases
- transportation	26	22	69	17	134	—	—	—	—	—
- cars and light commercial vehicles	5	7	7	—	19	—	—	—	—	—
- other	21	24	30	9	84	—	—	—	—	—
Finance lease contracts	32	20	72	27	151	1	2	6	19	28
Hire purchase agreements	64	2	1	—	67	—	—	—	—	—

	148	75	179	53	455	1	2	6	19	28